Stockholder's Equity - Schedule of Convertible Preferred Stock (Detail)	Jul. 29, 2022 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Convertible Preferred Stock [Line Items]
Preferred stock, shares outstanding	145,130,628	0
Common stock, shares outstanding	14,868,374	18,051,592	18,051,592
Series A One Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares outstanding	39,196,116
Exchange Ratio	0.102448
Common stock, shares outstanding	4,015,564
Series A Two Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares outstanding	12,625,343
Exchange Ratio	0.102448
Common stock, shares outstanding	1,293,442
Series B Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares outstanding	14,218,546
Exchange Ratio	0.102448
Common stock, shares outstanding	1,456,662
Series C Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Preferred stock, shares outstanding	79,090,623
Exchange Ratio	0.102448
Common stock, shares outstanding	8,102,706